Cboe Vest S&P 500® Buffer Strategy Fund Class A Shares (BUAGX) Class C Shares (BUCGX) Investor Class Shares (BUMGX) Institutional Class Shares (BUIGX) Class Y Shares (BUYGX)	Cboe Vest S&P 500® Enhanced Growth Strategy Fund Class A Shares (ENGAX) Class C Shares (ENGCX) Investor Class Shares (ENGLX) Institutional Class Shares (ENGIX) Class Y Shares (ENGYX)

(collectively, the “Funds”)

Supplement dated December 28, 2021
to the Prospectus and Statement of Additional Information dated February 28, 2021

(as supplemented from time to time)

Important Notice Regarding Change in Fund Names, Investment

Objectives, and Investment Strategies

The Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) approved name changes to each Fund. In addition, the Board approved new investment objectives and principal investment strategies for the Funds. As required by its prospectus, the Funds hereby provide 60 days’ notice to their shareholders of the changes, which will take effect upon the effectiveness of a related registration statement filing with the Securities and Exchange Commission.

NAME CHANGES

Effective February 28, 2022, the names of the Funds will be changed as follows:

Current Fund Name	New Fund Name
Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest US Large Cap 10% Buffer Fund
Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest US Large Cap 20% Buffer Fund

REVISED INVESTMENT OBJECTIVE

Effective February 28, 2022, each Fund’s new investment objective will be changed to the following:

•	The Cboe Vest US Large Cap 10% Buffer Fund seeks to provide investors with capital appreciation.

•	The Cboe Vest US Large Cap 20% Buffer Fund seeks to provide investors with capital appreciation.

REVISED PRINCIPAL INVESTMENT STRATEGIES

Effective February 28, 2022, the “Principal Investment Strategies” sections in the Fund Summary sections of the Prospectus will be replaced in its entirety with the sections below.

Cboe Vest US Large Cap 10% Buffer Fund - Principal Investment Strategies

The Fund seeks to meet its objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve 10% buffer strategies (each a “10% Buffer Strategy”) by constructing a portfolio of options linked to a US large-cap equity index or to an exchange traded fund (an “ETF”) that tracks such a US large-cap equity index. The term "laddered portfolio" refers to the Fund's portfolio being effectively divided into twelve segments (referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund's "laddered" approach means that, at any given time, the Fund will generally hold one 10% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 10% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 10% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 10% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 10% Buffer Strategy due to the timing of investment in such Buffer Strategy and the relative price of the reference asset.

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of exchange-traded FLexible EXchange® Options (“FLEX Options”) that are designed to replicate the returns of the twelve 10% Buffer Strategies. Each 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of a US large-cap equity market index (the “Index”), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on indices or ETFs that are considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the notional value of its FLEX Options positions.

The Fund constructs each monthly tranche of a 10% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 10% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

●	If the price of the Index or ETF appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index or ETF, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

●	If the price of the Index or ETF decreases over the tranche holding period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.
●	If the price of the Index or ETF decreases over the tranche holding period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage decrease in the price of the Index or ETF with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index or ETFs and / or other investment companies that hold exchange-traded FLEX Options that reference the Index or ETFs. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index or buy the ETF), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index or buy the ETF), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index or sell the ETF), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index or sell the ETF). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index or ETF give one party the right to receive or deliver the cash value of the particular index or ETF, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the Index or ETF. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the Index or ETF on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index or ETF up to a maximum cap. Thus, even if the Index or ETF gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index or ETF and different levels of capped gains from gains in the Index or ETF. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Cboe Vest US Large Cap 20% Buffer Fund - Principal Investment Strategies

The Fund seeks to meet its objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve 20% buffer strategies (each a “20% Buffer Strategy”) by constructing a portfolio of options linked to a US large-cap equity index or to an exchange traded fund (an “ETF”) that tracks such a US large-cap equity index. The term "laddered portfolio" refers to the Fund's portfolio being effectively divided into twelve segments (referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund's "laddered" approach means that, at any given time, the Fund will generally hold one 20% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 20% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 20% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 20% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 20% Buffer Strategy due to the timing of investment in such Buffer Strategy and the relative price of the reference asset.

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of exchange-traded FLexible EXchange® Options (“FLEX Options”) that are designed to replicate the returns of the twelve 20% Buffer Strategies. Each 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of a US large-cap equity market index (the “Index”), up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on indices or ETFs that are considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the notional value of its FLEX Options positions.

The Fund constructs each monthly tranche of a 20% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 20% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

●	If the price of the Index or ETF appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index or ETF, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

●	If the price of the Index or ETF decreases over the tranche holding period by 20% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.
●	If the price of the Index or ETF decreases over the tranche holding period by more than 20%, the tranche seeks to provide a total return loss that is 20% less than the percentage decrease in the price of the Index or ETF with a maximum loss of approximately 80%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index or ETFs and / or other investment companies that hold exchange-traded FLEX Options that reference the Index or ETFs. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index or buy the ETF), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index or buy the ETF), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index or sell the ETF), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index or sell the ETF). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index or ETF, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 20% and investors will bear a loss that is 20% less than the percentage loss on the Index or ETF. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 20% of the Index or ETF on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index or ETF up to a maximum cap. Thus, even if the Index or ETF gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index or ETF and different levels of capped gains from gains in the Index or ETF. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

* * * * *

If you have questions or need assistance, please contact your financial advisor directly or the Cboe Vest Funds toll-free at 1-855-505-8378.

This Supplement and the existing Prospectus and Statement of Additional Information (SAI) provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Cboe Vest Funds toll-free at 1-855-505-8378.